Disposals and impairment - Schedule of proceeds and principal gains and losses on disposals by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposals of fixed assets	$ 500	$ 940	$ 2,936
Proceeds from disposals of businesses, net of cash disposed	1,701	1,911	478
Proceeds from disposal of fixed assets and businesses, net of cash disposed	2,201	2,851	3,414
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	2,048	2,145	1,183
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	152	120	2,078
Other businesses and corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	$ 1	$ 586	$ 153